COLUMBIA FUNDS SERIES TRUST I

              Columbia Connecticut Intermediate Municipal Bond Fund
             Columbia Massachusetts Intermediate Municipal Bond Fund
              Columbia New Jersey Intermediate Municipal Bond Fund
               Columbia New York Intermediate Municipal Bond Fund
             Columbia Rhode Island Intermediate Municipal Bond Fund
                                  (the "Funds")

    Supplement to the Statement of Additional Information dated March 1, 2007


Effective immediately, the Statement of Additional Information is hereby amended with the addition of the following risk disclosure. This risk disclosure is being added immediately following the section captioned "RHODE ISLAND TAX CONSIDERATIONS" in the Funds' Statement of Additional Information.

Tax Development Risk

The U.S. Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the interest income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the potential tax consequences of your investment in the Funds. This also has the potential to cause a decline in the value of the municipal securities held by the Funds which, in turn, would reduce the value of the Funds' shares.



INT-50/133742-0707                                                July 13, 2007

                          COLUMBIA FUNDS SERIES TRUST I

                Columbia Oregon Intermediate Municipal Bond Fund
                                  (the "Fund")

    Supplement to the Statement of Additional Information dated January 1, 2007


Effective immediately, the Statement of Additional Information is hereby amended with the addition of the following risk disclosure. This risk disclosure is being added immediately following the second paragraph of the sub-heading "Oregon Intermediate Municipal Bond Fund" in the section entitled "State Income Taxes" in the Fund's Statement of Additional Information.

Tax Development Risk

The U.S. Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the interest income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the potential tax consequences of your investment in the Oregon Intermediate Municipal Bond Fund. This also has the potential to cause a decline in the value of the municipal securities held by the Fund which, in turn, would reduce the value of the Fund's shares.



INT-50/133946-0707                                               July 13, 2007

                      Columbia California Tax-Exempt Fund
                      Columbia Connecticut Tax-Exempt Fund
                     Columbia Massachusetts Tax-Exempt Fund
                        Columbia New York Tax-Exempt Fund
                                  (the "Funds")

    Supplement to the Statement of Additional Information dated March 1, 2007


Effective immediately, the Statement of Additional Information is hereby amended with the addition of the following risk disclosure. This risk disclosure is being added immediately following the section captioned "NEW YORK TAX CONSIDERATIONS" in the Funds' Statement of Additional Information.

Tax Development Risk

The U.S. Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the interest income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the potential tax consequences of your investment in the Funds. This also has the potential to cause a decline in the value of the municipal securities held by the Funds which, in turn, would reduce the value of the Funds' shares.



INT-50/133947-0707                                                July 13, 2007